Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	$ 1,712,180
New loans	911,773
Scheduled repayments	(388,977)
Early repayments	(200,000)
Other changes	1,236
Translation differences	(4,206)
Carrying amount of liability at the end of the period	2,032,006
More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	102,493
Carrying amount of liability at the end of the period	203,585
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,373,194
Carrying amount of liability at the end of the period	1,648,383
More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,475,687
Carrying amount of liability at the end of the period	1,851,968
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	236,493
Carrying amount of liability at the end of the period	180,038
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,205,148
New loans	748,450
Scheduled repayments	(81,961)
Early repayments	(200,000)
Other changes	733
Translation differences	0
Carrying amount of liability at the end of the period	1,672,370
Bank loans | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	102,419
Carrying amount of liability at the end of the period	203,531
Bank loans | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,073,416
Carrying amount of liability at the end of the period	1,356,753
Bank loans | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,175,835
Carrying amount of liability at the end of the period	1,560,284
Bank loans | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	29,313
Carrying amount of liability at the end of the period	112,086
Other Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	263,920
New loans	0
Scheduled repayments	(67,200)
Early repayments	0
Other changes	503
Translation differences	0
Carrying amount of liability at the end of the period	197,223
Other Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	196,895
Carrying amount of liability at the end of the period	197,223
Other Notes | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	196,895
Carrying amount of liability at the end of the period	197,223
Other Notes | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	67,025
Carrying amount of liability at the end of the period	0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	39,051
New loans	13,382
Scheduled repayments	(11,944)
Early repayments	0
Other changes	0
Translation differences	(137)
Carrying amount of liability at the end of the period	40,352
Lease liabilities | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	74
Carrying amount of liability at the end of the period	54
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	16,685
Carrying amount of liability at the end of the period	15,535
Lease liabilities | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	16,759
Carrying amount of liability at the end of the period	15,589
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	22,292
Carrying amount of liability at the end of the period	24,763
Other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	204,061
New loans	149,941
Scheduled repayments	(227,872)
Early repayments	0
Other changes	0
Translation differences	(4,069)
Carrying amount of liability at the end of the period	122,061
Other borrowings | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	86,198
Carrying amount of liability at the end of the period	78,872
Other borrowings | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	86,198
Carrying amount of liability at the end of the period	78,872
Other borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	117,863
Carrying amount of liability at the end of the period	$ 43,189